Loans Receivable, Net - Schedule of Loans Receivable, Net (Details) - Notes Receivable [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential mortgage loans	$ 1,680,436	$ 1,605,531
Less: allowance for expected credit losses	(10,318)	(1,229)
Loans receivable, net	1,670,118	1,604,302
Current portion	628,160	549,461
Non-current portion	1,041,958	1,054,841
Loans receivable, net	$ 1,670,118	$ 1,604,302